Provision for Environmental Rehabilitation - Additional Information (Detail) - Gibraltar [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Standby letters of credit1 [member]
Disclosure of other provisions [line items]
Reclamation bonds issued	$ 6,515
Cash collateral	2,002
Restricted cash	$ 7,500
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Pre-tax discount rate	2.26%	2.31%
Inflation rate	2.00%	2.00%
Provision for decommissioning, restoration and rehabilitation costs [member] | Top of range [member]
Disclosure of other provisions [line items]
Costs incurred period	100 years